SCHEDULE OF FINANCE EXPENSES (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Notes and other explanatory information [abstract]
Bank borrowings		$ 18,309	$ 19,684	$ 20,764
Third party loan				4,266
Convertible loans				25,753
Lease liabilities (Note 13)		2,597	629	499
Total	$ 16,258	$ 20,906	$ 20,313	$ 51,282